Statement of Changes in Stockholders' Equity - USD ($)	IPO [Member] Common Stock [Member] Common Class A [Member]	IPO [Member] Common Stock [Member] Common Class B [Member]	IPO [Member] Additional Paid-in Capital [Member]	IPO [Member] Retained Earnings [Member]	IPO [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Aug. 24, 2020						0	0
Balance at Aug. 24, 2020						$ 0	$ 0	$ 0	$ 0	$ 0
Stock Issued During Period, Shares, New Issues (in shares)						0	3,593,750
Issuance of common stock	$ 0	$ 0	$ 135,988,980	$ 0	$ 135,988,980	$ 0	$ 359	24,641	0	25,000
Offering costs						$ 0	$ 0	(7,451,220)	0	(7,451,220)
Over-allotment reduction of Class B common stock (in shares)						0	(194,026)
Over-allotment reduction of Class B common stock						$ 0	$ (19)	19	0	0
Sale of private placement warrants to Sponsor						0	0	7,719,779	0	7,719,779
Reclassification of warrants to liabilities						0	0	(15,933,513)	0	(15,933,513)
Common stock subject to possible redemption						0	0	(120,348,686)	(18,360,074)	(138,708,760)
Net income (loss)						$ 0	$ 0	0	(3,024,804)	(3,024,804)
Balance (in shares) at Dec. 31, 2020						0	3,399,724
Balance at Dec. 31, 2020						$ 0	$ 340	0	(21,384,878)	(21,384,538)
Net income (loss)						$ 0	$ 0	0	2,946,919	2,946,919
Balance (in shares) at Dec. 31, 2021						0	3,399,724
Balance at Dec. 31, 2021						$ 0	$ 340	$ 0	$ (18,437,959)	$ (18,437,619)